Rule 497(e)
                                                 File No. 2-75503


                        MAXIM SERIES FUND, INC.
                            November 1, 1996

Insert on cover page of the Prospectus:

Effective November 1, 1996, the Investment Adviser of Maxim Series
Fund, Inc. (the
"Fund") will be GW Capital Management, Inc. As of that date, references in the prospectus to The Great-West Life Assurance Company as Investment Adviser to the
Fund are deleted and replaced with GW Capital Management, Inc.  GW
Capital
Management, Inc. is a wholly owned subsidiary of Great-West Life & Annuity Insurance
Company.
                         [Qualified Prospectus]

                                                        Rule 497(e)
                                                   File No. 2-75503


                        MAXIM SERIES FUND, INC.
                            November 1, 1996

Insert on cover page of the Prospectus:

Effective November 1, 1996, the Investment Adviser of Maxim Series
Fund, Inc. (the
"Fund") will be GW Capital Management, Inc. As of that date, references in the prospectus to The Great-West Life Assurance Company as Investment Adviser to the
Fund are deleted and replaced with GW Capital Management, Inc.  GW
Capital
Management, Inc. is a wholly owned subsidiary of Great-West Life & Annuity Insurance
Company.